Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (59,852)
End of the year	(57,379)	¥ (59,852)
Credit risk | Trade receivable and contract asset
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(116,899)	(125,318)	¥ (97,243)
Additions of impairment loss, net	(42,102)	(18,715)	(71,061)
Recovery of amounts written off previously		(9,980)
Write-off	33,402	37,156	42,986
Exchange difference	(569)	(42)
End of the year	¥ (126,168)	¥ (116,899)	¥ (125,318)